Interest in Other Entities (Details) - Schedule of Long Term Loans - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Long Term Loans Abstract
Long term bank loans	$ 3,128	$ 2,881
Total long term bank loans	$ 3,128	$ 2,881